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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/08
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 38
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Peter Neumeier       Carmel, California      11/14/08
   --------------------------   ------------------   -------------
           [Signature]             [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          58
                                        --------------------

Form 13F Information Table Value Total:       $199697
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  ------------------  -------  --------  --------------------
                                                                                                  OTHER      VOTING AUTHORITY
                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT  MANAGERS  --------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN    NONE     SOLE   SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries          COM        007973100      4685   342500              342500            191500  151000
Applied Materials, Inc.             COM        038222105       212    14000               14000             14000       0
Banco Stantander Chile              COM        05965X109       214     5000                5000              5000       0
Bank of Hawaii Corporation          COM        062540109      6570   122925              122925             56050   66875
Berkshire Hathaway Inc.-CL B        CLB        084670207       439      100                 100               100       0
Blackrock, Inc.                     COM        09247X101       224     1150                1150              1150       0
Borgwarner Inc.                     COM        099724106       387    11800               11800             11800       0
Burlington Northern, Inc.           COM        12189T104       702     7600                7600              7600       0
CAE Inc.                            ADR        124765108      2405   299100              299100            212400   86700
CAE Inc. (Canadian)                 COM        124765108       256    32000               32000             32000       0
Camco International Ltd.            COM        G18708100      1104  1214900             1214900            472000  742900
Canadian National Rail              COM        136375102       392     8200                8200              8200       0
Casey's General Stores, Inc.        COM        147528103      3291   109090              109090             49775   59315
Climate Exchange PLC                COM        G2311R103       201    11000               11000             11000       0
Columbus McKinnon Corp.             COM        199333105      4855   206000              206000            102050  103950
FTI Consulting                      COM        302941109      3301    45700               45700             27525   18175
Hanover Insurance Group             COM        410867105      7718   169545              169545             86100   83445
Harsco Corporation                  COM        415864107       387    10400               10400             10400       0
Holly Corporation                   COM        435758305      4439   153500              153500             70600   82900
IPC Holdings Ltd.                   COM        G4933P101     12041   398593              398593            192893  205700
Jack Henry & Associates Inc.        COM        426281101      5530   272000              272000            149850  122150
Jacobs Engineering Group            COM        469814107      4397    80955               80955             40635   40320
JB Hunt Transport Services          COM        445658107      7430   222650              222650             81550  141100
Kaydon Corporation                  COM        486587108      5931   131625              131625             60525   71100
KBW Regional Banking EFT            EFT        78464A698        93     2625                2625              2625       0
Key Energy Services                 COM        492914106      6072   523450              523450            246500  276950
Kirby Corporation                   COM        497266106      8793   231775              231775            112225  119550

                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  ------------------  -------  --------  --------------------
                                                                                                  OTHER      VOTING AUTHORITY
                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT  MANAGERS  --------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN    NONE     SOLE   SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
Korn/Ferry International            COM        500643200      1256    70475               70475             32000   38475
Lennox International Inc.           COM        526107107      8431   253425              253425            117475  135950
LMI Aerospace                       COM        502079106      8018   398700              398700            186000  212700
NBTY, Inc.                          COM        628782104      2792    94575               94575             47350   47225
National Bank of Greece             COM        633643408       347    42016               42016             42016       0
National Oilwell Varco              COM        637071101       271     5400                5400              5400       0
Northwest Pipe Company              COM        667746101      4220    96750               96750             61300   35450
Packaging Corp of America           COM        695156109      8555   369050              369050            169650  199400
Park Electrochemical Corp.          COM        700416209      3740   154300              154300             72000   82300
Platinum Underwriters               COM        G7127P100      2689    75800               75800             34275   41525
Potlatch Corporation                COM        737630103      9223   198825              198825             92275  106550
Regal-Beloit Corp.                  COM        758750103      7592   178550              178550             83900   94650
SGL Carbon AG                       COM        D6949M108       328     8350                8350              8350       0
SPDR Gold Trust                     ETF        863307104      1784    20975               20975              3600   17375
SMA Solar Technology                COM        B3B20H2DE       364     4730                4730              4730       0
St. Mary Land & Exploration         COM        792228108      6911   193850              193850             92600  101250
Stantec Inc.                        COM        85472N109      7739   325150              325150            160500  164650
Superior Energy Service             COM        868157108      7748   248825              248825            123675  125150
T-3 Energy Services                 COM        87306E107      5913   159300              159300             83950   75350
Telvent GIT SA                      COM        E90215109       307    12900               12900             12900       0
Teva Pharmaceutical                 COM        881624209       481    10500               10500             10500       0
Trading Emissions PLC               COM        G9006F104       205   112361              112361            112361       0
Umeco PLC                           COM        G9188V109       298    44000               44000             44000       0
Umicore                             COM        B95505119        88     2900                2900              2900       0

                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  ------------------  -------  --------  --------------------
                                                                                                  OTHER      VOTING AUTHORITY
                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT  MANAGERS  --------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN    NONE     SOLE   SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
Vossloh AG                          COM        D9494V101       390     3950                3950              3950       0
Wabtec Corporation                  COM        929740108      8555   167000              167000             76900   90100
Watsco Inc.                         COM        942622200      3230    64250               64250             28400   35850
Weir Group PLC                      COM        G95248137        98     9000                9000              9000       0
WestAmerica Bancorporation          COM        957090103      5730    99600               99600             54700   44900
Xantrex Technology Inc.             COM        98389A102       141    10000               10000             10000       0
Zumtobel AG                         COM        A989A1109       184    13100               13100             13100       0